Trade receivables (Tables)	12 Months Ended
Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Net Trade Receivables

	2019	2018
	$	$
Trade accounts receivable	19.7	9.7
Credit card receivables	1.6	3.0
	21.3	12.7
Less: expected credit loss and sales allowances	(0.9)	(0.8)
Trade receivables, net	20.4	11.9

Schedule of Allowance for Doubtful Accounts and Sales Allowances
The following are the continuities of the Company’s expected credit loss and sales allowances deducted from trade receivables:

	2019			2018
	Expected credit loss	Sales allowances	Total	Expected credit loss	Sales allowances	Total
	$	$	$	$	$	$
Balance at the beginning of the year	(0.4)	(0.4)	(0.8)	(0.8)	(1.8)	(2.6)
Losses recognized	(0.3)	(0.6)	(0.9)	0.2	(0.2)	—
Amounts settled or written off during the year	0.3	0.5	0.8	0.2	1.6	1.8
Balance at the end of the year	(0.4)	(0.5)	(0.9)	(0.4)	(0.4)	(0.8)